Note 16 - Long-term Debt and Financing (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended				15 Months Ended
		Jul. 29, 2019 USD ($)	Sep. 12, 2018 $ / shares shares	Apr. 18, 2018 CAD ($)	Feb. 22, 2018 CAD ($) $ / shares	Oct. 05, 2016 CAD ($) $ / shares	Mar. 31, 2020 CAD ($)		Mar. 31, 2019 CAD ($)		Mar. 31, 2020 USD ($)	Jul. 08, 2020 CAD ($)	Apr. 01, 2020	Mar. 31, 2020 USD ($)		Dec. 31, 2019	Dec. 02, 2019	Jul. 29, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Oct. 01, 2018	Sep. 12, 2018 USD ($) shares	Apr. 18, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Jan. 29, 2014 CAD ($) $ / shares	Jan. 29, 2014 USD ($) $ / shares
Statement Line Items [Line Items]
Total borrowings							$ 782,003,000		$ 725,372,000
Proceeds from borrowings							17,163,000		253,242,000
Total equity							(495,288,000)		(172,090,000)														$ 157,556,000
Deferred tax liabilities							22,550,000		101,040,000
Non-current derivative financial liabilities							76,268,000		63,658,000														51,871,000
Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Total equity							$ 13,029,000		13,029,000														13,029,000
Warrants issued in connection to senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Class of warrant or right, issued during period (in shares) | shares			7,500,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares			$ 8.56
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares																					1
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, additional term				2
Borrowings facility, maximum borrowing capacity				$ 352,500,000																			$ 342,500,000
Borrowings, debt accordion				$ 370,000,000
Borrowings, senior debit to EBITDA covenant ratio							2.15							2.15		1.5
Borrowings, EBITDA covenant ratio							4							4		3.5
Borrowings, interest rate				3.75%																		3.75%
Total borrowings							$ 236,389,000		201,577,000	[1]		$ 335,000,000
Borrowings, letters of credit							$ 72,500,000		94,000,000
Borrowings, remaining borrowing capacity									61,100,000
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis				3.75%																		3.75%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis				2.75%																		2.75%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate							2.45%							2.45%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate							3.25%							3.25%
HTC loan [member]
Statement Line Items [Line Items]
Total borrowings	[2]						$ 9,690,000		$ 17,577,000
HTC loan [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Borrowings, interest rate																				8.99%
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate							8.75%	[3]	8.75%	[3]				8.75%	[3]		8.75%				8.75%
Total borrowings							$ 280,535,000	[4]	$ 240,094,000	[4]				$ 14.0
Borrowings, remaining borrowing capacity														$ 43.0
Notional amount																					$ 250.0	$ 250.0
Proceeds from borrowings											$ 207.0
Senior unsecured 8.75% term loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, senior debit to EBITDA covenant ratio																	1.5
Senior unsecured 8.75% term loan, tranche one [member]
Statement Line Items [Line Items]
Total borrowings																					50.0
Senior unsecured 8.75% term loan, tranche two [member]
Statement Line Items [Line Items]
Total borrowings																					150.0
Proceeds from borrowings		$ 7.0
Senior unsecured 8.75% term loan, tranche three [member]
Statement Line Items [Line Items]
Total borrowings																					$ 50.0
Proceeds from borrowings		7.0
Senior unsecured term loan facility [member]
Statement Line Items [Line Items]
Borrowings, senior debit to EBITDA covenant ratio							1.65							1.65
Borrowings, EBITDA covenant ratio							3.5							3.5
Senior unsecured term loan facility [member] | Refinancing [member]
Statement Line Items [Line Items]
Borrowings, senior debit to EBITDA covenant ratio													2.3
Borrowings, EBITDA covenant ratio													4.25
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate					6.75%		6.75%	[5]	6.75%	[5]				6.75%	[5]
Total borrowings	[6]						$ 90,187,000		$ 87,520,000
Notional amount					$ 100,000,000		100,000,000	[5]	$ 100,000,000	[5]
Borrowings, amount of principal for each conversion					$ 1,000
Borrowings, convertible, conversion ratio					112.3596
Borrowings, convertible, conversion price (in CAD per share) | $ / shares					$ 8.90
Borrowings, convertible, threshold consecutive trading days (Day)					20 days
Borrowings, threshold trading days (Day)					5 days
Borrowings, convertible, threshold percentage of conversion price					125.00%
Borrowings, effective interest rate					10.70%
Increase (decrease) through conversion of convertible instruments, equity							$ 0
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Total equity					$ 9,700,000
Deferred tax liabilities					$ 2,600,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption (Day)					60 days
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption (Day)					30 days
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate						6.75%	6.75%	[7]	6.75%	[7]				6.75%	[7]
Total borrowings	[8]						$ 153,995,000		$ 150,945,000
Notional amount						$ 160,000,000	160,000,000	[7]	$ 160,000,000	[7]
Borrowings, amount of principal for each conversion						$ 1,000
Borrowings, convertible, conversion ratio						107.5269
Borrowings, convertible, conversion price (in CAD per share) | $ / shares						$ 9.30
Borrowings, convertible, threshold consecutive trading days (Day)						20 days
Borrowings, threshold trading days (Day)						5 days
Borrowings, convertible, threshold percentage of conversion price						125.00%
Borrowings, effective interest rate						9.10%
Increase (decrease) through conversion of convertible instruments, equity							$ 0
Senior subordinated 6.75% convertible debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Total equity						$ 8,000,000
Deferred tax liabilities						$ 2,100,000
Senior subordinated 6.75% convertible debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption (Day)						60 days
Senior subordinated 6.75% convertible debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption (Day)						30 days
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate							6.50%		6.50%					6.50%										6.50%	6.50%
Notional amount																									$ 150.0
Borrowings, convertible, conversion price (in CAD per share) | (per share)																								$ 10.2819	$ 9.3762
Borrowings, effective interest rate																								8.80%	8.80%
Non-current derivative financial liabilities																								$ 8,500,000
European-focused senior convertible unsecured 6.5% convertible bonds [member] | At fair value [member]
Statement Line Items [Line Items]
Total borrowings																			$ 6.5
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Redemption of convertible bonds [member]
Statement Line Items [Line Items]
Total borrowings																		$ 9,200,000
Increase (decrease) through conversion of convertible instruments, equity		$ 13.2

[1]	As of April 18, 2018, the Company had renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extended Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. On June 28, 2019, the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. Certain principal amount outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from 1.50:1 to 2.15:1 and the total debt to EBITDA covenant ratio from 3.50:1 to 4.00:1 for the fourth quarter of fiscal 2020. As at March 31, 2020, the Company was compliant with all of these covenants. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2020, $236.4 million has been drawn against the facility and total letters of credit outstanding as of March 31, 2020 amounted to $72.5 million (March 31, 2019 - $94.0 million). As at March 31, 2020, Just Energy has $61.1 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of March 31, 2020, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company. At March 31, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the fourth quarter of fiscal 2020. As at March 31, 2020 the Company was compliant with all of these covenants.
[4]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of March 31, 2020, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company. At March 31, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the fourth quarter of fiscal 2020. As at March 31, 2020 the Company was compliant with all of these covenants.
[5]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange ("TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2020.
[6]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange ("TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2020.
[7]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2020.
[8]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2020.